SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

(a series of Six Circles Trust)

Supplement dated December 18, 2024

to the Prospectus dated April 30, 2024, as supplemented

Effective immediately, the portfolio manager information for PGIM, Inc. with respect to the Six Circles Credit Opportunities Fund in the “Risk/Return Summary — Management — Sub-Advisers and Sub-Sub-Advisers — PGIM and PGIML” and “The Fund’s Management and Administration — The Portfolio Managers — Sub-Advisers and Sub-Sub-Advisers — Credit Opportunities Fund — PGIM and PGIML” sections of the Prospectus, is hereby amended to remove all references to, and information regarding, Ryan Kelly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-1224

SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

(a series of Six Circles Trust)

Supplement dated December 18, 2024

to the Statement of Additional Information Part I dated April 30, 2024, as amended

Effective immediately, the portfolio manager information for PGIM, Inc. with respect to the Six Circles Credit Opportunities Fund in the “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed — Credit Opportunities Fund — PGIM and PGIML” section of Part I, is hereby amended to remove all references to, and information regarding, Ryan Kelly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-1224